Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

May 4, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Elevation Series Trust (the “Trust”)
(File Nos. 333-265972 and 811-23812)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust hereby certifies the following:

1.	that the form of prospectus and statement of additional information for each series of the Trust as identified in Exhibit A below, that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 97 to the Form N-1A Registration Statement filed by the Company on April 30, 2026, which is the most recent amendment to such registration statement and became effective April 30, 2026; and

2.	that the text of Post-Effective Amendment No. 97 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 30, 2026.

Very Truly Yours,

/s/ Nicholas Adams
Nicholas Adams
Secretary

Exhibit A

TrueShares Structured Outcome (January) ETF (“JANZ”)

TrueShares Structured Outcome (February) ETF (“FEBZ”)

TrueShares Structured Outcome (March) ETF (“MARZ”)

TrueShares Structured Outcome (April) ETF (“APRZ”)

TrueShares Structured Outcome (May) ETF (“MAYZ”)

TrueShares Structured Outcome (June) ETF (“JUNZ”)

TrueShares Structured Outcome (July) ETF (“JULZ”)

TrueShares Structured Outcome (August) ETF (“AUGZ”)

TrueShares Structured Outcome (September) ETF (“SEPZ”)

TrueShares Structured Outcome (October) ETF (“OCTZ”)

TrueShares Structured Outcome (November) ETF (“NOVZ”)

TrueShares Structured Outcome (December) ETF (“DECZ”)

TrueShares Technology, AI, & Deep Learning ETF (“LRNZ”)

Polen Dividend Income ETF (f/k/a Opal Dividend Income ETF) (“DIVZ”)

TrueShares Eagle Global Renewable Energy Income ETF (“RNWZ”)

RiverNorth Patriot ETF (“FLDZ”)

RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ”)